Intangible Assets and Goodwill (Amortization of the intangibles) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Net	$ 0	$ 11,970